STOCK OPTIONS AND WARRANTS (Narrative) (Details) (USD $)	1 Months Ended					9 Months Ended	12 Months Ended				1 Months Ended			1 Months Ended		9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended									12 Months Ended			12 Months Ended	1 Months Ended						3 Months Ended						1 Months Ended									1 Months Ended				3 Months Ended						12 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended																	0 Months Ended	1 Months Ended		3 Months Ended			1 Months Ended			3 Months Ended	1 Months Ended		3 Months Ended							12 Months Ended															1 Months Ended
	May 31, 2013	Mar. 31, 2013	Feb. 28, 2013	Jan. 31, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 03, 2012	Jul. 31, 2013 Director [Member]	Jun. 30, 2014 Director [Member]	Dec. 31, 2013 Director [Member]	Apr. 30, 2013 Chief Executive Officer [Member]	Jan. 31, 2013 Director serving as consultant for 1 year [Member]	Sep. 30, 2013 Director serving as consultant for 1 year [Member]	Jan. 31, 2013 Director serving as consultant for 3 years [Member]	Sep. 30, 2013 Director serving as consultant for 3 years [Member]	Jan. 31, 2013 Director of Business Development [Member]	Sep. 30, 2013 Director of Business Development [Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2012 2000 Long Term Incentive Program [Member]	Dec. 31, 2012 2000 Long Term Incentive Program [Member] Maximum [Member]	Dec. 31, 2012 2003 Equity Incentive Plan [Member]	Dec. 31, 2012 2003 Equity Incentive Plan [Member] Maximum [Member]	Dec. 31, 2012 2003 Stock Option Plan For Outside Directors And Advisory Board Members [Member]	Dec. 31, 2012 2003 Stock Option Plan For Outside Directors And Advisory Board Members [Member] Minimum [Member]	Dec. 31, 2012 2003 Stock Option Plan For Outside Directors And Advisory Board Members [Member] Maximum [Member]	Dec. 31, 2012 2006 Equity Incentive Plan [Member]	Dec. 31, 2012 2006 Equity Incentive Plan [Member] Minimum [Member]	Dec. 31, 2012 2006 Equity Incentive Plan [Member] Maximum [Member]	Jul. 31, 2012 Employee Fixed Plan Options [Member]	Mar. 31, 2012 Employee Fixed Plan Options [Member]	Jan. 31, 2012 Employee Fixed Plan Options [Member]	Sep. 30, 2011 Employee Fixed Plan Options [Member]	Aug. 31, 2011 Employee Fixed Plan Options [Member]	Jul. 31, 2010 Employee Fixed Plan Options [Member]	Mar. 31, 2011 Employee Fixed Plan Options [Member]	Sep. 30, 2010 Employee Fixed Plan Options [Member]	Jun. 30, 2010 Employee Fixed Plan Options [Member]	Mar. 31, 2010 Employee Fixed Plan Options [Member]	Dec. 31, 2010 Employee Fixed Plan Options [Member]	Jul. 01, 2010 Employee Fixed Plan Options [Member]	Jul. 31, 2011 Employee Fixed Plan Options [Member] Director [Member]	Jul. 31, 2011 Employee Fixed Plan Options [Member] Advisory Board Members [Member]	Dec. 31, 2010 Employee Fixed Plan Options [Member] Advisory Board Members [Member]	Sep. 30, 2010 Employee Fixed Plan Options [Member] Minimum [Member]	Jun. 30, 2010 Employee Fixed Plan Options [Member] Minimum [Member]	Mar. 31, 2010 Employee Fixed Plan Options [Member] Minimum [Member]	Sep. 30, 2010 Employee Fixed Plan Options [Member] Maximum [Member]	Jun. 30, 2010 Employee Fixed Plan Options [Member] Maximum [Member]	Mar. 31, 2010 Employee Fixed Plan Options [Member] Maximum [Member]	Dec. 31, 2011 Employee Fixed Non-Plan Options [Member]	Dec. 31, 2010 Employee Fixed Non-Plan Options [Member]	Apr. 30, 2010 Employee Fixed Non-Plan Options [Member]	Jan. 31, 2010 Employee Fixed Non-Plan Options [Member]	Sep. 30, 2011 Employee Fixed Non-Plan Options [Member]	Jun. 30, 2011 Employee Fixed Non-Plan Options [Member]	Mar. 31, 2011 Employee Fixed Non-Plan Options [Member]	Sep. 30, 2010 Employee Fixed Non-Plan Options [Member]	Jun. 30, 2010 Employee Fixed Non-Plan Options [Member]	Mar. 31, 2010 Employee Fixed Non-Plan Options [Member]	Dec. 31, 2012 Employee Fixed Non-Plan Options [Member]	Jan. 05, 2010 Employee Fixed Non-Plan Options [Member]	Jan. 31, 2011 Employee Fixed Non-Plan Options [Member] Chief Technology Officer [Member]	Jan. 02, 2011 Employee Fixed Non-Plan Options [Member] Chief Technology Officer [Member]	Jan. 31, 2011 Employee Fixed Non-Plan Options [Member] Chief Executive Officer [Member]	Jan. 18, 2011 Employee Fixed Non-Plan Options [Member] Chief Executive Officer [Member]	Aug. 31, 2010 Employee Fixed Non-Plan Options [Member] Board of Directors Chairman [Member]	Dec. 31, 2010 Employee Fixed Non-Plan Options [Member] Executive Vice President of Engineering [Member]	Dec. 31, 2010 Employee Fixed Non-Plan Options [Member] Chief Operating Officer [Member]	Dec. 31, 2010 Employee Fixed Non-Plan Options [Member] Chief Financial Officer [Member]	Dec. 31, 2010 Employee Fixed Non-Plan Options [Member] Vice President of Administration [Member]	Dec. 31, 2012 Employee Fixed Non-Plan Options [Member] Minimum [Member]	Jun. 30, 2011 Employee Fixed Non-Plan Options [Member] Minimum [Member]	Mar. 31, 2011 Employee Fixed Non-Plan Options [Member] Minimum [Member]	Dec. 31, 2010 Employee Fixed Non-Plan Options [Member] Minimum [Member]	Sep. 30, 2010 Employee Fixed Non-Plan Options [Member] Minimum [Member]	Jun. 30, 2010 Employee Fixed Non-Plan Options [Member] Minimum [Member]	Mar. 31, 2010 Employee Fixed Non-Plan Options [Member] Minimum [Member]	Dec. 31, 2012 Employee Fixed Non-Plan Options [Member] Maximum [Member]	Jun. 30, 2011 Employee Fixed Non-Plan Options [Member] Maximum [Member]	Mar. 31, 2011 Employee Fixed Non-Plan Options [Member] Maximum [Member]	Dec. 31, 2010 Employee Fixed Non-Plan Options [Member] Maximum [Member]	Sep. 30, 2010 Employee Fixed Non-Plan Options [Member] Maximum [Member]	Jun. 30, 2010 Employee Fixed Non-Plan Options [Member] Maximum [Member]	Mar. 31, 2010 Employee Fixed Non-Plan Options [Member] Maximum [Member]	Jul. 03, 2012 Non-Employee Fixed Non-Plan [Member]	Jan. 31, 2010 Non-Employee Fixed Non-Plan [Member]	Jun. 30, 2009 Non-Employee Fixed Non-Plan [Member]	Mar. 31, 2011 Non-Employee Fixed Non-Plan [Member]	Jan. 05, 2011 Non-Employee Fixed Non-Plan [Member]	Jun. 30, 2010 Non-Employee Fixed Non-Plan [Member]	Jul. 31, 2012 Non-Employee Fixed Non-Plan [Member] Director [Member]	Feb. 28, 2013 Issuance of Warrants with Convertible Debt [Member]	Feb. 28, 2013 Issuance Of Warrants As Finder Fee [Member]	Jun. 30, 2013 Issuance Of Warrants For Extension Of Maturity Dates On Convertible Debt [Member]	Mar. 31, 2012 Warrant [Member]	Jan. 31, 2011 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Sep. 30, 2011 Warrant [Member]	Jun. 30, 2011 Warrant [Member]	Mar. 31, 2011 Warrant [Member]	Sep. 30, 2010 Warrant [Member]	Jun. 30, 2010 Warrant [Member]	Mar. 31, 2010 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Jan. 20, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2012 Warrant [Member] Minimum [Member]	Mar. 31, 2012 Warrant [Member] Minimum [Member]	Dec. 31, 2011 Warrant [Member] Minimum [Member]	Sep. 30, 2010 Warrant [Member] Minimum [Member]	Jun. 30, 2010 Warrant [Member] Minimum [Member]	Mar. 31, 2010 Warrant [Member] Minimum [Member]	Dec. 31, 2012 Warrant [Member] Maximum [Member]	Mar. 31, 2012 Warrant [Member] Maximum [Member]	Dec. 31, 2011 Warrant [Member] Maximum [Member]	Sep. 30, 2010 Warrant [Member] Maximum [Member]	Jun. 30, 2010 Warrant [Member] Maximum [Member]	Mar. 31, 2010 Warrant [Member] Maximum [Member]	Jan. 31, 2010 Hydrozonix Limited Liability Company [Member] Non-Employee Fixed Non-Plan [Member]	Jan. 20, 2011 Hydrozonix Limited Liability Company [Member] Non-Employee Fixed Non-Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense					$ 1,000,000	$ 1,000,000	$ 1,465,692	$ 6,478,229	$ 5,339,556
Unrecognized compensation cost related to non-vested stock options						952,957	210,400
Unrecognized compensation cost, recognition period						27 months	2 years 3 months																																1 year	3 years	3 years
Shares issued																																																																380,000	150,000		307,428	35,776								1,000,000																														392,857				767,857	353,896																		500,000
Shares, Granted	651,000	4,200,000		84,000							773,854			6,300,000	1,050,000		3,150,000		157,500																				30,000	123,076		100,000	25,000								287,037	101,854									220,000	6,000,000	200,000															950,000	500,000	300,000															41,667						380,000	984,375	78,750	368,467
Shares authorized																													4,000,000		4,000,000		2,000,000			30,000,000														229,842
Shares granted to employee to purchase																																																																								9,000,000		1,000,000
Authorized grants increase																																	4,500,000																																2,122,833			97,980
Expected life in years, BSM Inputs						1 year															3 years	3 years	3 years	2 years 6 months	5 years	4 years	5 years	5 years		10 years		10 years			10 years			5 years	5 years	5 years	5 years	5 years	5 years	5 years							5 years	5 years									5 years	5 years	5 years									5 years		5 years		5 years																			3 years	5 years					5 years					5 years				5 years	5 years																		5 years
Fair value of options	108,150			20,000							184,698			844,507	135,890		482,391		24,841																				5,528	39,027	225,302																																																												70,019	265,133	21,211	295,000
Exercise price		$ 0.29		$ 0.24						$ 0.48	$ 0.40			$ 0.34		$ 0.38		$ 0.35		$ 0.46									$ 0.28		$ 1.10			$ 1.10	$ 1.43		$ 0.21	$ 1.24	$ 0.50	$ 0.65	$ 0.44	$ 0.45	$ 0.47		$ 0.28				$ 0.48	$ 1.24	$ 0.54	$ 0.54	$ 0.48	$ 0.21	$ 0.27	$ 0.44	$ 0.43	$ 0.43	$ 0.28	$ 0.15	$ 0.48				$ 0.15	$ 0.28		$ 1.00					$ 0.48		$ 0.48	$ 0.82	$ 0.48	$ 0.48	$ 0.48	$ 0.48	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.30	$ 0.30	$ 0.28	$ 0.28	$ 0.28	$ 0.41	$ 0.28	$ 0.48			$ 0.28	$ 0.61		$ 0.50	$ 0.381	$ 0.38	$ 0.381						$ 0.28					$ 0.70	$ 0.70	$ 0.349		$ 0.15	$ 0.15	$ 0.07	$ 1.00	$ 0.648	$ 0.75	$ 0.25	$ 0.25	$ 0.75	$ 1.25		$ 0.65
Cashless exercise of options, exercise price						$ 0.29																																																								$ 1.01		$ 0.15				$ 0.41			$ 0.43										$ 0.15							$ 0.36										$ 0.28		$ 1.00								$ 0.25	$ 0.15	$ 0.28
Shares, Exercised						802,814 [1]																							40,000
Warrants, exercise price																																																																																																														0.70	1.00					0.70	0.15	0.60			0.15	0.15	0.60				1.25	0.28
Market price per share																																													$ 0.60																				$ 0.54	$ 0.60		$ 1.49													$ 0.44							$ 0.60										$ 0.68		$ 1.24																				$ 0.80	$ 0.80	$ 0.60				$ 1.05	$ 1.73	$ 0.75
Oustanding shares																															135,500		755,000			8,847,839
Stock option period																															5 years								1 year			3 years																																																					3 years						1 year
Annual vesting rate, percent																															20.00%																																																																																																		50.00%
Stock issued for cash, shares							1,462,832	3,756,205																																					544,000
Stock issued for cash							278,675	849,821																																					152,320
Common stock issued for cashless option exercises, Shares																																													21,333																				3,997,000	21,334		300,000		612,343																											1,000,000	705,883							69,914					470,588	294,613	6,718,483		2,511,944
Shares issued in consideration of acquisition of a subsidiary, shares																																													40,000																					40,000				1,135,667																												1,200,000													380,000	9,598,688
Common stock issued in exchange for exercise of options, shares																																														175,000	108,667	340,000												681,333	206,081					514,239		550,000	166,667	930,332																											193,548	418,000																7,904,186
Options exercised, value																																														42,750	40,427	98,400												102,200	47,162			57,000	22,500	122,320	60,080	135,000	38,000	147,050																												117,040
Shares, Forfeited																																																																										750,000																															3,428,000
Stock options vested during period																																																																											500,000		1,000,000	450,000	250,000	150,000
Weighted Average Exercise Price, Forfeited																																																																										$ 0.82
Common stock issued for wages and services									60,518																																																											14,668
Issuance of common stock in exchange for services rendered, shares																																																																																																200,000
Common stock issued during period from exercise of options and warrants			80,000																																																																																																								309,166	50,000	66,666	642,800		2,489,584	1,018,445	532,500
Common stock issued for options and warrants exercised for cash, Amount			20,000				278,675	849,821	1,224,442																																																																																																		73,958	12,500	10,000	179,984		477,121	230,840	131,625
Common stock and warrants issued for cash, Amount									545,000																																																																																																						545,000	139,800	617,168
Common stock and warrants issued for cash, Shares																																																																																																																1,414,000	6,373,500
Warrants issued in exchange for debt									20,182																																																																																																								20,182
Aggregate cost																																																																																																									107,400
Warrants Expired Price Per Share																																																																																																									$ 0.75
Warrants and Rights Outstanding																																																																																																																1,414,000	6,373,500		145,492
Expected stock price volatility, minimum						45.99%	54.75%	69.20%	104.70%																																																																																																					100.73%
Expected stock price volatility, maximum						93.39%	64.15%	112.58%	107.92%																																																																																																	105.08%				112.55%
Volatility						79.43%
Risk-free interest rate						0.15%
Risk-free discount rate, minimum																																																																																																														1.95%
Risk-free discount rates, maximum																																																																																																										1.97%				2.06%
Common stock issued for conversion of convertible notes, Amount							723,216		2,526,615																																																																																																	550,000				1,075,000
Fair value remeasurement amount																158,233		491,477
Cash payment to third party							136,676	2,412,783																																																																																															43,533
Stock issued during period, shares		1,570,435
The number of shares scheduled to vest												448,576	325,278
Original principal balance						100,000																																																																																																750,000
Interest accrued						26,532
Convertible debt, fair value						134,192
Interest expense						$ 107,522

[1]	issued upon exercise of warrants at exercise prices between $0.14 and $0.24 per share resulting in proceeds to the Company of $133,188.